(12) INVESTMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
Statement Line Items [Line Items]
Equity Interests and voting capital	53.34%	53.34%	53.34%
Chapecoense Geracao S.A. ("Chapecoense") [Member]
Statement Line Items [Line Items]
Equity Interests and voting capital	51.00%	51.00%	51.00%